Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - JPMorgan Value Advantage Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R3 Past 1 Year	Class R3 Past 5 Years	Class R3 Past 10 Years	Class R4 Past 1 Year	Class R4 Past 5 Years	Class R4 Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL 3000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 3000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 3000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	(2.26%)	8.02%	9.45%	(1.99%)	8.29%	9.73%	(1.76%)	8.56%	10.01%	(1.61%)	8.74%	10.24%	(1.52%)	8.83%	10.28%	(2.30%)	7.89%	9.50%	(0.36%)	6.90%	8.38%	2.87%	9.74%	10.36%